Cash,Cash Equivalents and Restricted Cash - Schedule of breakdown of cash, cash equivalents and restricted cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash	$ 53,050	$ 64,024
Cash and cash equivalents held by the lessor VIE	61,252	66,130
Restricted cash	8,170	1,310
Total cash, cash equivalents and restricted cash	61,252	66,130
Variable Interest Entity, Primary Beneficiary [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents held by the lessor VIE	32	796
Total cash, cash equivalents and restricted cash	$ 32	$ 796